Loans and Other Borrowings - Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	£ 13,491	£ 11,405	£ 12,457
Finance leases	223	229	233
Acquisition facility			181
Other loans	532	710	561
Bank overdrafts (note 22)	29	17	537
Amounts due to ultimate company	1,061	1,183	1,024
Total other loans and borrowings	1,622	2,262	3,095
Total loans and borrowings	15,336	13,896	15,785
1.625% Bond Due June 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds			419
8.50% Bond Due December 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds			696
3.5% Bond Due February 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds			398
1.25% Bond Due February 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds			348
6.625% Bond Due June 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds		526	525
5.95% Bond Due January 2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds		891	775
3.25% Bond Due August 2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	541	539	510
2.35% Bond Due February 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	572	642	558
4.38% Bond Due March 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	455	460	464
1.125% Bond Due June 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	883	863	800
8.625% Bond Due March 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	300	300	300
0.625% Bond Due March 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	1,309	1,282	1,190
0.5% Bond Due June 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	502
1.125% Bond Due March 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	961	942	873
1% Bond Due June 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	506
1% Bond Due November 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	959
3.50% Index Linked Bond Due April 2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	419	403	396
1.75% Bond Due March 2026 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	1,137	1,113	1,032
1.5% Bond Due June 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	1,009
5.75% Bond Due December 2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	721	731	741
9.125% Bond Due December 2030 (Minimum 8.625%) [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	1,943	2,191	1,910
3.125% Bond Due November 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	502
6.375% Bond Due June 2037 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	522	522	522
3.625% bond due November 2047 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	£ 250
LIBOR Plus 0.95% Syndicated Loan Facilities Due April 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan due			438
2.21% Bank Loan Due December 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan due		£ 352	£ 354